Schedule of Calculation of Basic and Diluted Net Income Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net loss	$ (1,095,765)	$ (330,683)
Weighted-average shares outstanding-Basic and diluted	229,000,001	206,846,971
-Basic and diluted	$ (0.0048)	$ (0.0016)